Financial Instruments (Unaudited) Open Positions (Details) oz in Thousands, lb in Millions	3 Months Ended
Mar. 31, 2016 lb oz $ / lb $ / oz
Embedded derivatives in provisional sales contracts - Copper [Member] | Derivatives not designated as hedging instruments [Member]
Derivative [Line Items]
Open positions (in lbs except gold in oz) | lb	726
Average contract price	2.14
Average market price	2.20
Maturities through	Sep. 30, 2016
Embedded derivatives in provisional sales contracts - Gold [Member] | Derivatives not designated as hedging instruments [Member]
Derivative [Line Items]
Open positions (in lbs except gold in oz) | oz	89
Average contract price | $ / oz	1,224
Average market price | $ / oz	1,236
Maturities through	Jun. 30, 2016
Embedded derivatives in provisional purchase contracts - Copper [Member] | Derivatives not designated as hedging instruments [Member]
Derivative [Line Items]
Open positions (in lbs except gold in oz) | lb	156
Average contract price	2.17
Average market price	2.20
Maturities through	Jul. 31, 2016
Fair Value Hedging [Member] | FMC's Copper Futures and Swap Contracts [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Open positions (in lbs except gold in oz) | lb	69
Average contract price	2.23
Maturities through	Mar. 31, 2018
Atlantic Copper [Member] | Forward Contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative [Line Items]
Open positions (in lbs except gold in oz) | lb	47
Average contract price	2.24
Maturities through	May 31, 2016